As filed with the Securities and Exchange Commission on May 14, 2012

Securities Act File No. 033-88334

Investment Company Act File No. 811-08934

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 43	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 43 (Check appropriate box or boxes)	☒

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This	post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 14th day of May, 2012.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President and Chief Executive Officer and Independent Director	May 14, 2012

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 14, 2012

Albert E. DePrince Jr.*	Director	May 14, 2012

Martin J. Gavin*	Trustee	May 14, 2012

Russell H. Jones*	Director	May 14, 2012

Sidney Koch*	Director	May 14, 2012

Joseph E. Obermeyer*	Director	May 14, 2012

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary**

**        Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an attachment to Post Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2011 and are incorporated herein by reference. The power of attorney for Martin J. Gavin was filed as an attachment to Post Effective Amendment No. 41 to the Registrant’s Form N-1A Registration Statement on February 10, 2012 and is incorporated herein by reference.

EXHIBIT INDEX

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

2